EXIT ACTIVITIES AND RESTRUCTURING - Exit activities and restructuring charges for Real estate obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Balance	$ 4,510	$ 4,163
Initial Charges	1,538	3,499
Plan Adjustments	898	1,093
Cash Payments	(3,068)	(4,245)
Balance	3,878	4,510
Data center and network services | Exit activities and Restructuring charges | 2015 exit activities
Restructuring Reserve [Roll Forward]
Balance
Initial Charges	1,538
Plan Adjustments
Cash Payments	(531)
Balance	1,007
Data center and network services | Exit activities and Restructuring charges | 2014 exit activities
Restructuring Reserve [Roll Forward]
Balance	2,010
Initial Charges		3,499
Plan Adjustments	244	17
Cash Payments	(553)	(1,506)
Balance	1,701	2,010
Data center and network services | Exit activities and Restructuring charges | 2007 restructuring
Restructuring Reserve [Roll Forward]
Balance	2,325	3,296
Initial Charges
Plan Adjustments	660	1,055
Cash Payments	(1,815)	(2,026)
Balance	1,170	2,325
Data center and network services | Exit activities and Restructuring charges | Other
Restructuring Reserve [Roll Forward]
Balance	175	867
Initial Charges
Plan Adjustments	(6)	21
Cash Payments	(169)	(713)
Balance		$ 175